LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 22, 2014

TO THE PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

Effective June 30, 2014, the following text supplements and replaces any information to the contrary in the section of each fund’s Prospectus titled “Other things to know about transactions – Small account fees/Mandatory redemptions – Direct accounts”:

Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records. To offset the relatively higher impact on fund expenses of servicing smaller direct accounts, if your shares are held in a direct account and the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. The small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 21 months. Payment of the small account fee through a redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The following text supplements the section of each fund’s Prospectus titled “Other things to know about transactions – Small account fees/Mandatory redemptions – Direct accounts”:

The small account fee is calculated on a fund-by-fund basis. If you have accounts in multiple funds, they will not be aggregated for the purpose of calculating the small account fee.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Global Growth Trust	March 1, 2014
ClearBridge Special Investment Trust	March 1, 2014
ClearBridge Value Trust	March 1, 2014
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2014
Legg Mason Batterymarch International Equity Trust	May 1, 2014
Legg Mason Batterymarch U.S. Small-Capitalization Equity Portfolio	May 1, 2014
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2014
Legg Mason BW Alternative Credit Fund	November 27, 2013
Legg Mason BW Classic Large Cap Value Fund	December 31, 2013
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2014
Legg Mason BW Global High Yield Fund	March 1, 2014
Legg Mason BW Global Opportunities Bond Fund	May 1, 2014
Legg Mason BW International Opportunities Bond Fund	May 1, 2014
Legg Mason Strategic Real Return Fund	March 31, 2014
Miller Income Opportunity Trust	February 28, 2014

Fund	Date of Prospectus
LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2014

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2013
ClearBridge All Cap Value Fund	February 1, 2014
ClearBridge Appreciation Fund	March 1, 2014
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2014
ClearBridge Equity Fund	March 1, 2014
ClearBridge Equity Income Fund	May 1, 2014
ClearBridge International Small Cap Fund	February 1, 2014
ClearBridge International Value Fund	March 1, 2014
ClearBridge Large Cap Growth Fund	March 31, 2014
ClearBridge Large Cap Value Fund	March 1, 2014
ClearBridge Mid Cap Core Fund	March 1, 2014
ClearBridge Mid Cap Growth Fund	March 1, 2014
ClearBridge Select Fund	March 1, 2014
ClearBridge Small Cap Growth Fund	March 1, 2014
ClearBridge Small Cap Value Fund	February 1, 2014
ClearBridge Tactical Dividend Income Fund	March 1, 2014
Legg Mason Batterymarch Global Equity Fund	March 1, 2014
Legg Mason Batterymarch Managed Volatility Global Dividend Fund	February 1, 2014
Legg Mason Batterymarch Managed Volatility International Dividend Fund	February 1, 2014
Legg Mason Batterymarch S&P 500 Index Fund	February 1, 2014
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2014
Legg Mason Investment Counsel Financial Services Fund	August 1, 2013
Permal Alternative Core Fund	May 1, 2014
Permal Alternative Select Fund	February 7, 2014

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2013
Western Asset California Municipals Fund	June 30, 2013
Western Asset Corporate Bond Fund	May 1, 2014
Western Asset Emerging Markets Debt Fund	September 1, 2013
Western Asset Global High Yield Bond Fund	May 1, 2014
Western Asset Global Strategic Income Fund	November 27, 2013
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2014
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2014
Western Asset Intermediate-Term Municipals Fund	August 1, 2013
Western Asset Managed Municipals Fund	June 30, 2013
Western Asset Massachusetts Municipals Fund	March 31, 2014
Western Asset Mortgage Backed Securities Fund	May 1, 2014
Western Asset Municipal High Income Fund	November 27, 2013
Western Asset New Jersey Municipals Fund	August 1, 2013
Western Asset New York Municipals Fund	August 1, 2013
Western Asset Oregon Municipals Fund	September 1, 2013
Western Asset Pennsylvania Municipals Fund	August 1, 2013
Western Asset Short Duration High Income Fund	November 27, 2013
Western Asset Short Duration Municipal Income Fund	March 1, 2014
Western Asset Short Term Yield Fund	November 27, 2013
Western Asset Short-Term Bond Fund	May 1, 2014

Fund	Date of Prospectus
LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset California Tax Free Money Market Fund	December 27, 2013
Western Asset Connecticut Municipal Money Market Fund	December 27, 2013
Western Asset Government Reserves	December 27, 2013
Western Asset Liquid Reserves	December 27, 2013
Western Asset New York Tax Free Money Market Fund	December 27, 2013
Western Asset Tax Free Reserves	December 27, 2013
Western Asset U.S. Treasury Reserves	December 27, 2013

WESTERN ASSET FUNDS, INC.
Western Asset Asian Opportunities Fund	March 1, 2014
Western Asset Core Bond Fund	May 1, 2014
Western Asset Core Plus Bond Fund	May 1, 2014
Western Asset Enhanced Equity Fund	May 1, 2014
Western Asset Global Government Bond Fund	May 1, 2014
Western Asset Global Multi-Sector Fund	May 1, 2014
Western Asset High Yield Fund	May 1, 2014
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2014
Western Asset Intermediate Bond Fund	May 1, 2014
Western Asset Macro Opportunities Fund	March 1, 2014
Western Asset Total Return Unconstrained Fund	May 1, 2014

Please retain this supplement for future reference.

LMFX016403